Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Payables
Suppliers	€ 813,114	€ 731,918
VAT payable	13,240	11,133
Taxation authorities, withholdings payable	8,892	7,986
Social security payable	28,180	23,627
Other public entities	82,869	71,984
Other payables	133,181	114,730
Current income tax liabilities	14,523	15,687
Total trade and other payables	€ 960,818	€ 862,335